Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net income	$ 3,581	$ 2,994
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation	771	781
Securities amortization and accretion, net	963	1,087
Provision for loan losses	310	596
(Gain) loss on disposal of fixed assets	(6)	2
Loss on disposition or direct write-down of other real estate owned	2	35
Net gain on sale of loans	(367)	(258)
Deferred income tax expense	462	128
Gain on sale of securities	(33)	(209)
Origination of loans held for sale	(22,336)	(24,379)
Proceeds from loans held for sale	22,760	24,775
Increase in cash surrender value of life insurance	(270)	(246)
Change in other assets and other liabilities	14	73
Net cash flows from operating activities	5,851	5,379
Cash flows from investing activities:
Purchases	(23,878)	(41,752)
Maturities, calls and principal pay downs	15,618	21,869
Proceeds from sales of available-for-sale securities	2,644	7,342
Securities held-to-maturity:
Purchases		(1,000)
Principal pay downs	235	235
Net decrease in certificates of deposit with other financial institutions	948	1,985
Purchase of Federal Home Loan Stock	(34)	(29)
Net increase in loans	(45,869)	(18,120)
Purchase of Bank owned life insurance		(2,000)
Acquisition of premises and equipment	(688)	(598)
Disposal of premises and equipment	6	2
Proceeds from sale of other real estate owned	69	7
Net cash flows from investing activities	(50,949)	(32,059)
Cash flows from financing activities:
Net increase in deposit accounts	55,492	27,823
Proceeds from Federal Home Loan Bank advances	2,700	19,325
Repayments of Federal Home Loan Bank advances	(3,264)	(24,286)
Change in short-term borrowings	(10,619)	4,857
Dividends paid	(1,351)	(1,308)
Net cash flows from financing activities	42,958	26,411
Decrease in cash and cash equivalents	(2,140)	(269)
Cash and cash equivalents, beginning of year	9,912	10,181
Cash and cash equivalents, end of year	$ 7,772	$ 9,912